Fair Value Measurements of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	$ 50,169	$ 20,054
Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,472	2,396
Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	78,645	73,849
Liabilities	44,697	17,658
Quoted Prices in Active Market (Level 1) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	50,169	20,054
Significant Other Observable Inputs (Level 2) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,472	2,396
Significant Other Observable Inputs (Level 2) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	78,645	73,849
Liabilities	44,697	17,658
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities